UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



             Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Capital Management, LLC

Address:  399 Park Avenue, 16th Floor
          New York, New York 10022


13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald E. Morgan, III
Title:    Managing Member
Phone:    (212) 745-9700


Signature, Place and Date of Signing:

/s/ Donald E. Morgan, III          New York, NY              March 3, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total: $512,671
                                         (thousands)


List of Other Included Managers:

      Form 13F File Number     Name

1.    028-12821                Brigade Leveraged Capital Structures Fund Ltd.


                                                  FORM 13F INFORMATION TABLE
                                                     December 31, 2009


COLUMN 1                       COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6        COL 7     COLUMN 8

                                                            VALUE     SHS OR     SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT    PRN CALL  DISCRETION      MGRS  SOLE    SHARED NONE
--------------                 ---------------   ------     --------- --------   --- ----- -----------     ----- -----   ------ ----
ADC TELECOMMUNICATIONS         NOTE 3.500% 7/1   000886AE1   8,456    11,090,000 PRN       SHARED-DEFINED  1     11,090,000
ADC TELECOMMUNICATIONS         NOTE 3.500% 7/1   000886AE1   1,334     1,750,000 PRN       SOLE                   1,750,000
AK STL HLDG CORP               COM               001547108   1,068        50,000 SH        SHARED-DEFINED  1         50,000
AK STL HLDG COM                COM               001547108  10,675       500,000 SH  PUT   SHARED-DEFINED  1        500,000
ALLIANCE HEALTHCARE SRVCS IN   COM NEW           018606202   5,710     1,000,000 SH        SHARED-DEFINED  1      1,000,000
ALLIS CHALMERS ENERGY INC      COM PAR $.01NW    019645506   3,770     1,000,000 SH        SHARED-DEFINED  1      1,000,000
AMERISTAR CASINOS INC          COM               03070Q101   3,808       250,000 SH        SHARED-DEFINED  1        250,000
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1   032346AF5  10,698    13,715,000 PRN       SHARED-DEFINED  1     13,715,000
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1   032346AF5     612       785,000 PRN       SOLE                     785,000
APACHE CORP                    COM               037411105   1,238        12,000 SH        SHARED-DEFINED  1         12,000
BEAZER HOMES USA INC           COM               07556Q105   7,532     1,556,300 SH        SHARED-DEFINED  1      1,556,300
BLOCKBUSTER INC                CL A              093679108     670     1,000,000 SH        SHARED-DEFINED  1      1,000,000
BOISE INC                      COM               09746Y105   3,753       706,800 SH        SHARED-DEFINED  1        706,800
BON-TON STORES INC             COM               09776J101   4,487       456,000 SH        SHARED-DEFINED  1        456,000
CAL DIVE INTL INC              NOTE 3.250%12/1   127914AB5  16,650    18,500,000 PRN       SHARED-DEFINED  1     18,500,000
CARDTRONICS INC                COM               14161H108   9,654       872,909 SH        SHARED-DEFINED  1        872,909
CERNER CORP                    COM               156782104   4,122        50,000 SH        SHARED-DEFINED  1         50,000
CERNER CORP                    COM               156782104  16,488       200,000 SH  PUT   SHARED-DEFINED  1        200,000
CHARMING SHOPPES INC           NOTE 1.125% 5/0   161133AE3   4,470     6,000,000 PRN       SHARED-DEFINED  1      6,000,000
CHARMING SHOPPES INC           COM               161133103   7,457     1,152,600 SH        SHARED-DEFINED  1      1,152,600
CHIQUITA BRANDS INTL INC       COM               170032809   1,804       100,000 SH  CALL  SHARED-DEFINED  1        100,000
CIT GROUP INC                  COM NEW           125581801     946        34,253 SH        SOLE                      34,253
CITIGROUP INC                  COM               172967101   1,655       500,000 SH        SHARED-DEFINED  1        500,000
COMCAST CORP NEW               CL A              20030N101   3,372       200,000 SH        SHARED-DEFINED  1        200,000
COMMSCOPE INC                  COM               203372107   2,653       100,000 SH        SHARED-DEFINED  1        100,000
DEVON ENERGY CORP NEW          COM               25179M103   1,470        20,000 SH        SHARED-DEFINED  1         20,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105   1,024        40,000 SH        SHARED-DEFINED  1         40,000
DOLLAR THRIFTY AUTOMOTIVE GP   COM               256743105   2,561       100,000 SH  PUT   SHARED-DEFINED  1        100,000
ETRADE FINANCIAL CORP          COM               269246104     352       200,000 SH        SHARED-DEFINED  1        200,000
EOG RES INC                    COM               26875P101   1,460        15,000 SH        SHARED-DEFINED  1         15,000
FELCOR LODGING TR INC          COM               31430F101   3,386       940,529 SH        SHARED-DEFINED  1        940,529
FORTUNE BRANDS INC             COM               349631101  21,600         5,000 SH  PUT   SHARED-DEFINED  1          5,000
GENWORTH FINL INC              COM CL A          37247D106   2,270       200,000 SH        SHARED-DEFINED  1        200,000
GRAPHIC PACKAGING HLDG CO      COM               388689101   3,470     1,000,000 SH        SHARED-DEFINED  1      1,000,000
HERCULES OFFSHORE INC          COM               427093109   2,390       500,000 SH        SHARED-DEFINED  1        500,000
HOLOGIC INC                    FRNT 2.000%12/1   436440AA9  27,154    31,805,000 PRN       SHARED-DEFINED  1     31,805,000
HOLOGIC INC                    FRNT 2.000%12/1   436440AA9   1,276     1,495,000 PRN       SOLE                   1,495,000
HORIZON LINES INC              NOTE 4.250% 5/0   44044KAB7  13,171    16,210,000 PRN       SHARED-DEFINED  1     16,210,000
HORIZON LINES INC              NOTE 4.250% 5/0   44044KAB7   1,398     1,720,000 PRN       SOLE                   1,720,000
HSN INC                        COM               404303109   4,038       200,000 SH        SHARED-DEFINED  1        200,000
INNOPHOS HOLDINGS INC          COM               45774N108   9,192       400,000 SH        SHARED-DEFINED  1        400,000
INVERNESS MED INNOVATIONS IN   COM               46126P106  12,677       305,400 SH  CALL  SHARED-DEFINED  1        305,400
JONES APPAREL GROUP INC        COM               480074103   3,212       200,000 SH        SHARED-DEFINED  1        200,000
KENDLE INTERNATIONAL INC       NOTE 3.375% 7/1   48880LAA5  29,067    32,660,000 PRN       SHARED-DEFINED  1     32,660,000
KENDLE INTERNATIONAL INC       NOTE 3.375% 7/1   48880LAA5     903     1,015,000 PRN       SOLE                   1,015,000
L-1 IDENTITY SOLUTIONS INC     NOTE 3.750% 5/1   50212AAB2  15,916    17,660,000 PRN       SHARED-DEFINED  1     17,660,000
L-1 IDENTITY SOLUTIONS INC     NOTE 3.750% 5/1   50212AAB2   1,370     1,520,000 PRN       SOLE                   1,520,000
LIBERTY MEDIA CORP             DEB 4.000%11/1    530715AG6   6,065    11,835,000 PRN       SHARED-DEFINED  1     11,835,000
LIBERTY MEDIA CORP             DEB 4.000%11/1    530715AG6     853     1,665,000 PRN       SOLE                   1,665,000
LINCOLN NATL CORP IND          COM               534187109   3,732       150,000 SH        SHARED-DEFINED  1        150,000
M & F WORLDWIDE COMMON         COM               552541104   9,441       239,000 SH        SHARED-DEFINED  1        239,000
MACYS INC                      COM               55616P104   4,609       275,000 SH        SHARED-DEFINED  1        275,000
MORGANS HOTEL GROUP CO         COM               61748W108   4,962     1,085,700 SH        SHARED-DEFINED  1      1,085,700
MTR GAMING GROUP               COM               553769100   1,948     1,498,653 SH        SHARED-DEFINED  1      1,498,653
NEWFIELD EXPL CO               COM               651290108   1,350        28,000 SH        SHARED-DEFINED  1         28,000
NOBLE ENERGY INC               COM               655044105   1,282        18,000 SH        SHARED-DEFINED  1         18,000
NORDSTROM INC                  COM               655664100   7,516       200,000 SH  PUT   SHARED-DEFINED  1        200,000
OFFICEMAX INC DEL              COM               67622P101   6,345       500,000 SH        SHARED-DEFINED  1        500,000
OMNICARE INC                   DBCV 3.250%12/1   681904AL2  15,966    19,620,000 PRN       SHARED-DEFINED  1     19,620,000
OMNICARE INC                   DBCV 3.250%12/1   681904AL2   2,750     3,380,000 PRN       SOLE                   3,380,000
OWENS CORNING NEW              COM               690742101   7,692       300,000 SH  PUT   SHARED-DEFINED  1        300,000
PANTRY INC                     COM               698657103   4,077       300,000 SH        SHARED-DEFINED  1        300,000
PINNACLE AIRL CORP             COM               723443107   3,440       500,000 SH        SHARED-DEFINED  1        500,000
PRICELINE COM INC              COM NEW           741503403  10,921        50,000 SH  PUT   SHARED-DEFINED  1         50,000
PRIMUS GUARANTY LTD            SHS               G72457107   2,207       723,600 SH        SHARED-DEFINED  1        723,600
PRIMUS GUARANTY LTD            SHS               G72457107     735       241,033 SH        SOLE                     241,033
REGAL ENTMT GROUP              CL A              758766109   4,332       300,000 SH        SHARED-DEFINED  1        300,000
RITE AID CORP                  NOTE 8.500% 5/1   767754BU7  12,278    12,263,000 PRN       SHARED-DEFINED  1     12,263,000
RITE AID CORP                  NOTE 8.500% 5/1   767754BU7   2,390     2,387,000 PRN       SOLE                   2,387,000
RITE AID CORP                  COM               767754104   4,496     2,977,500 SH        SHARED-DEFINED  1      2,977,500
RITE AID CORP                  COM               767754104     333       220,500 SH        SOLE                     220,500
SCHOOL SPECIALTY INC           SDCV 3.750% 11/3  807863AL9  13,406    14,130,000 PRN       SHARED-DEFINED  1     14,130,000
SCHOOL SPECIALTY INC           SDCV 3.750% 11/3  807863AL9     825       870,000 PRN       SOLE                     870,000
SMITHFIELD FOODS INC           COM               832248108   3,038       200,000 SH  PUT   SHARED-DEFINED  1        200,000
SPDR TR                        UNIT SER 1        78462F103   1,783        16,000 SH  PUT   SOLE                      16,000
STEAK N SHAKE CO               COM               857873103  32,412       100,000 SH  CALL  SHARED-DEFINED  1        100,000
SUPERVALU INC                  COM               868536103   2,860       225,000 SH        SHARED-DEFINED  1        225,000
TITAN INTL INC ILL             COM               88830M102   8,516     1,050,000 SH        SHARED-DEFINED  1      1,050,000
TYSON FOODS INC                NOTE 3.250%10/1   902494AP8   8,240     8,000,000 PRN       SHARED-DEFINED  1      8,000,000
TYSON FOODS INC - CL  A        CL A              902494103   5,101       415,700 SH        SHARED-DEFINED  1        415,700
UNITEDHEALTH GROUP INC         COM               91324P102  18,288       600,000 SH  CALL  SHARED-DEFINED  1        600,000
WESTERN REFNG INC              COM               959319104   1,178       250,000 SH        SHARED-DEFINED  1        250,000
WESTERN REFNG INC              COM               959319104   2,355       500,000 SH  CALL  SHARED-DEFINED  1        500,000
WINN DIXIE STORES INC          COM NEW           974280307   2,510       250,000 SH        SHARED-DEFINED  1        250,000


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